Stock-Based Compensation - Schedule of Assumptions Used to Estimate Fair Value, Earnout RSUs (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate	3.25%	0.30%
Expected volatility	75.00%	88.60%
Expected term	5 years 6 months	11 months 15 days
Expected dividend yield	0.00%	0.00%
Earnout RSU [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected dividend yield		0.00%
Earnout RSU [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate		0.84%
Expected volatility		53.10%
Expected term		4 years 9 months 29 days
Earnout RSU [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate		1.21%
Expected volatility		81.00%
Expected term		5 years